Performance Management	Sep. 23, 2024
Value Portfolio
Prospectus [Line Items]
Performance Narrative [Text Block]

In the Performance subsection, the first sentence of the third paragraph will be deleted and replaced with the following:

Putnam Investment Management, LLC began managing the Fund on November 1, 2024 and some investment policies changed at that time.